OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022	Apr. 06, 2021
Subclassifications of assets, liabilities and equities [abstract]
Advance from joint operator	$ 0	$ 2,444
Contingent share consideration (Notes 16 (i) and 27)	49	7,000	$ 5,249
Current portion lease liability (Note 16 (ii))	1,013	916
Other liabilities	$ 1,062	$ 10,360